Stockholders' Equity - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized	60,000,000		60,000,000	50,000,000
Common stock, par or stated value per share	$ 0.00001		$ 0.00001	$ 0.00001
Common stock, shares, issued	45,179,270		45,176,145	45,156,145
Common stock, shares, outstanding	45,179,270		45,176,145	45,156,145
Common stock, voting rights	one vote		one vote
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award	10		10
Share based compensation arrangement by share-based payment award, award requisite service period	90 days		90 days
Common stock, capital shares reserved for future issuance	12,642,364		12,642,364
Number of shares issued under share-based payment arrangement	375,546		375,546
Total intrinsic value of stock options exercised		$ 23,000	$ 28,000	$ 1,000
Share based compensation by share based options exercised during the period	0		51,291	3,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value	$ 281,000	$ 73,000	$ 273,000	$ 9,000
Share based payment arrangement, nonvested award, cost not yet recognized	$ 140,000		$ 404,000
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition	5 months 15 days		9 months 18 days
Share based compensation arrangement share options granted fair value per share		$ 2.43	$ 2.5	$ 1.73
2008 Stock Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, award vesting period	2 years		2 years
2008 Stock Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, award vesting period	4 years		4 years
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award	10		10
Share based compensation arrangement by share-based payment award, award requisite service period	90 days
Share based compensation arrangement by share-based payment award, award vesting period	4 years		4 years
Common stock, capital shares reserved for future issuance	11,250,000		11,250,000
Number of shares issued under share-based payment arrangement	1,389,131		3,949,131
Total intrinsic value of stock options exercised	$ 3,000	$ 54,000	$ 54,000	$ 29,000
Share based compensation by share based options exercised during the period	3,125		20,000	50,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value	$ 823,000	$ 257,000	$ 859,000	$ 42,000
Share based payment arrangement, nonvested award, cost not yet recognized	$ 9,313,000		$ 4,436,000
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 6 months 3 days		3 years 3 months 18 days
Share based compensation arrangement share options granted fair value per share	$ 2.3	$ 1.6	$ 1.67
Dividend Declared [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable	$ 0		$ 0